Lease agreements	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Lease agreements

Note 9    Lease agreements

In the course of its activities, the Group regularly enters into leases as a lessee. These leases concern the following asset categories:

−  Land and buildings

−  Networks and terminals

−  IT equipment

−  Other

Accounting policies

The main accounting positions related to the application  of IFRS 16 norm as of January 1, 2019 are detailed in the dedicated transition note (see Note 2.3.1).

The Group classifies as a lease, a contract that conveys to the lessee the right to control the use of an identified asset for a given period, including a service contract if it contains a lease component.

The Group has defined four major lease contract categories:

−  Land and buildings: these contracts mainly concern commercial (point of sale) or service activity (offices and head office) leases, as well as leases of technical buildings not owned by the Group. Real estate leases entered into in France generally have long terms (9-year commercial leases with early termination options after 3 and 6 years, known as “3/6/9 leases”) (see Note 9.1). However, depending on the geographical location of the leases, the legal term may vary and the Group may be required to adopt a specific enforceable period taking into account the local legal environment.

−  Networks and terminals: the Group is required to lease a certain number of assets in connection with its mobile activities. This is notably the case of lands to be used to install antennas, mobile sites leased to a third-party operator and certain “TowerCos” contracts (companies operating telecom towers). Leases are also entered into as part of fixed wireline access network activities. These leases mainly concern access to the local loop where Orange is a market challenger (total or partial unbundling), as well as the lease of land transmission cables.

−  IT equipment: this asset category primarily comprises leases of servers and hosting space in datacenters.

−  Other: this asset category primarily comprises leases of vehicles and technical equipment.

Leases are recognized in the consolidated statement of financial position via an asset reflecting the right to use the leased assets and a liability reflecting the related lease obligations (see Notes 9.2 and 9.1). In the consolidated income statement, amortization and depreciation of the right-of-use asset (see Note 9.2) is presented separately from the interest expenses on the lease liability. In the consolidated statement of cash flows, cash outflows relating to interests impact operating flows, while repayments of the lease liability impact financing flows.

When the Group proceeds with a transaction qualified as sale and leaseback according to IFRS 16, a right-of-use asset is recognized in proportion of the accounting value of the asset retained as a result of the leaseback against a lease liability. A gain (or loss) on disposal of fixed assets is recognized in the income statement in proportion of the rights transferred to the buyer-lessor. The adjustment of the gain (or loss) on disposal recognized in the income statement for the share on which the Group retains its right to use the underlying asset corresponds to the difference between the right-of-use asset and the lease liability recognized in the balance sheet.

Finally, the Group applies the two exemptions proposed by IFRS 16, concerning leases with a term of 12 months or less and leases of underlying assets with a value when new of less than 5,000 euros approximately. Leases covered by either of these exemptions are presented in off-balance sheet commitments and an expense is recognized in “external purchases” in the consolidated income statement.

9.1    Lease liabilities

As of December 31, 2019, lease liabilities amount to 6,492 million euros, including non-current lease liabilities of 5,225 million euros and current lease liabilities of 1,267 million euros.

The following table details the undiscounted future cash flows of lease liabilities:

(in millions of euros)	December	2020	2021	2022	2023	2024	2025 and
	31, 2019						beyond

Undiscounted lease liabilities	7,142	1,280	1,194	900	749	821	2,197

Accounting policies

The Group recognizes a liability (i.e. a lease liability) at the date the underlying asset is made available. This lease liability is equal to the present value of fixed and in-substance fixed payments not paid at that date, plus any amounts that Orange is reasonably certain to pay at the end of the lease, such as the exercise price of a purchase option (where it is reasonably certain to be exercised), or penalties payable to the lessor for terminating the lease (where the termination option is reasonably certain to be exercised).

The Group only takes into account the lease component of lease when measuring the lease liability. For certain asset classes where the lease includes service and lease components, the Group may recognize a single contract classified as a lease (i.e. without distinction between the service and lease component).

Orange systematically determines the lease term as the period during which leases cannot be canceled, plus periods covered by any extension options that the lessee is reasonably certain to exercise and by any termination options that the lessee is reasonably certain not to exercise. In the case of “3/6/9” leases in France, the term adopted is assessed on a contract by contract basis.

This period is also defined taking into account any laws and practices specific to each jurisdiction and business sector regarding the firm lease commitment term granted by lessors. This is the case for open-ended leases, where Orange generally adopts the notice period as the enforceable period. The Group nonetheless assesses, based on the circumstances of each lease, the enforceable period taking account of certain indicators such as the existence of non-insignificant penalties in the event of termination by the lessee. The Group considers in particular the economic importance of the leased asset when determining this enforceable period.

When non-removable leasehold improvements have been made to leased assets, the Group assesses, on a case-by-case basis, whether these improvements provide an economic benefit when determining the enforceable period of the lease.

When a lease includes a purchase option, the enforceable term is equal to the useful life of the underlying asset where the Group is reasonably certain to exercise the purchase option.

For each contract, the Group applies a discount rate determined based on the government loan yield, specific to each contract, according to its currency, term and the lessee country, plus the Group’s credit spread.

After the lease commencement date, the amount of the lease liability may be reassessed to reflect changes introduced in the following main cases:

−  a change in term resulting from a contract amendment or a change in assessment of the reasonable certainty that a renewal option will be exercised or a termination option will not be exercised;

−  a change in the amount of lease payments, for example following application of a new index or rate in the case of variable payments;

−  a change in assessment of whether a purchase option will be exercised;

−  any other contractual change, for example a change to the scope of the lease or the underlying asset.

9.2    Right-of-use assets

(in millions of euros)	December 31, 2019				January 1, 2019
	Gross value	Accumulated	Accumulated	Net book	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	6,071	(1,106)	(176)	4,789	4,834
Networks and terminals	1,802	(494)	—	1,308	1,359
IT equipment	116	(87)	0	29	33
Other right-of-use	198	(61)	0	137	122
Total right-of-use assets	8,187	(1,748)	(176)	6,263	6,347

(in millions of euros)	December 31, 2019
Net book value of right-of-use assets - in the opening balance	6,347
Increase (new right-of-use assets) (1)	1,009
Impact of changes in the scope of consolidation	18
Depreciation and amortization (2)	(1,239)
Impairment (3)	(33)
Impact of changes in the assessments	169
Translation adjustment	21
Reclassifications and other items	(28)
Reclassifications to assets held for sale	—
Net book value of right-of-use assets - in the closing balance	6,263

(1)	Including 25 million euros related to sale and leaseback transactions.
(2)	Including right-of-use assets depreciation and amortization expenses of land and buildings for (880) million euros, networks and terminals for (297) million euros, IT equipment for (12) million euros and other right-of-use assets for (50) million euros.
(3)	Impairment losses on right-of-use assets concern real estate leases qualified as onerous contracts in France.

In 2019, the rental expense recognized in external purchases in the income statement amounts to 270 million euros. It includes lease payments on contracts of 12 months or less, contracts where the new value of the underlying asset is less than 5,000 euros, and variable lease payments which were not figured into the measurement of the lease liability.

Accounting policies

A right-of use is recognized as an asset, with a corresponding lease liability (see Note 9.1). This right-of-use asset is equal to the amount of the lease liability, plus any direct costs incurred under certain leases such as fees, lease negotiation expenses or administration costs and less rent-free period liabilities and lessor financial contributions.

Work performed by the lessee and modifications to the leased asset, as well as guarantee deposits, are not components of the right-of-use asset and are recognized in accordance with other standards.

Finally, the right-of-use asset is depreciated in the consolidated income statement on a straight-line basis over the lease term adopted by the Group.